Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Operating Financial Information for Reportable Segments
The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2018	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$64,207	$—	$64,207
Wireless equipment	18,874	—	18,874
Other	6,447	—	6,447
Global Enterprise	—	11,197	11,197
Small and Medium Business	—	10,732	10,732
Public Sector and Other	—	5,830	5,830
Wholesale	—	3,713	3,713
Intersegment revenues	234	62	296
Total Operating Revenues(1)	89,762	31,534	121,296

Cost of services	15,335	10,859	26,194
Cost of wireless equipment	18,763	4,560	23,323
Selling, general and administrative expense	15,701	7,689	23,390
Depreciation and amortization expense	11,952	4,258	16,210
Total Operating Expenses	61,751	27,366	89,117
Operating Income	$28,011	$4,168	$32,179
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $28.1 billion and $3.4 billion, respectively, for the year ended December 31, 2018.

	(dollars in millions)
2017	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$63,769	$—	$63,769
Wireless equipment	17,292	—	17,292
Other	5,735	—	5,735
Global Enterprise	—	11,444	11,444
Small and Medium Business	—	9,793	9,793
Public Sector and Other	—	5,652	5,652
Wholesale	—	3,978	3,978
Intersegment revenues	258	46	304
Total Operating Revenues(1)	87,054	30,913	117,967

Cost of services	14,981	11,094	26,075
Cost of wireless equipment	17,713	4,434	22,147
Selling, general and administrative expense	17,292	7,448	24,740
Depreciation and amortization expense	11,308	4,483	15,791
Total Operating Expenses	61,294	27,459	88,753
Operating Income	$25,760	$3,454	$29,214
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $29.3 billion and $1.6 billion, respectively, for the year ended December 31, 2017.

	(dollars in millions)
2016	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$67,407	$—	$67,407
Wireless equipment	16,372	—	16,372
Other	5,505	—	5,505
Global Enterprise	—	11,359	11,359
Small and Medium Business	—	9,016	9,016
Public Sector and Other	—	5,115	5,115
Wholesale	—	4,001	4,001
Intersegment revenues	217	46	263
Total Operating Revenues(1)	89,501	29,537	119,038

Cost of services	15,101	11,436	26,537
Cost of wireless equipment	18,247	3,991	22,238
Selling, general and administrative expense	18,832	6,827	25,659
Depreciation and amortization expense	10,792	4,472	15,264
Total Operating Expenses	62,972	26,726	89,698
Operating Income	$26,529	$2,811	$29,340
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $28.4 billion and $1.1 billion, respectively, for the year ended December 31, 2016.

The following table provides Fios revenues for our two reportable segments:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Consumer	$11,056	$10,903	$10,503
Business	883	788	733
Total Fios revenue	$11,939	$11,691	$11,236

The following table provides Wireless service revenue under our current reportable structure and includes intersegment activity:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Consumer	$52,458	$51,954	$55,649
Business	10,484	11,094	10,807
Total Wireless service revenue	$62,942	$63,048	$66,456

Summary of Reconciliation of Segment Operating Revenues
A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Operating Revenues
Total reportable segments	$121,296	$117,967	$119,038
Corporate and other	9,936	8,098	5,172
Reconciling items:
Operating results from divested businesses (Note 3)	—	368	2,115
Eliminations	(369)	(399)	(345)
Consolidated Operating Revenues	$130,863	$126,034	$125,980

Summary of Reconciliation of Segment Operating Income
A reconciliation of the total of the reportable segments’ operating income to consolidated income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Operating Income
Total reportable segments	$32,179	$29,214	$29,340
Corporate and other	(1,326)	(1,119)	(1,236)
Reconciling items:
Severance charges (Note 11)	(2,157)	(497)	(421)
Other components of net periodic pension and benefit (charges) credits (Note 11)	(823)	(800)	(578)
Net gain on sale of divested businesses (Note 3)	—	1,774	1,007
Acquisition and integration related charges (Note 3)	(553)	(884)	—
Gain on spectrum license transaction (Note 3)	—	270	142
Operating results from divested businesses	—	149	995
Oath goodwill impairment	(4,591)	—	—
Product realignment charges	(451)	(682)	—
Consolidated operating income	22,278	27,425	29,249
Equity in losses of unconsolidated businesses	(186)	(77)	(98)
Other income (expense), net	2,364	(2,021)	(3,789)
Interest expense	(4,833)	(4,733)	(4,376)
Income Before (Provision) Benefit For Income Taxes	$19,623	$20,594	$20,986